Balance Sheet Details	9 Months Ended
Sep. 30, 2021
Supplemental Balance Sheet Information [Abstract]
Balance Sheet Details	Balance Sheet Details
Accrued Liabilities
Accrued liabilities consists of the following (in thousands):

	December 31,
	2020	2019
Accrued compensation	$3,269	$3,817
Accrued legal expenses	1,606	2,602
Accrued other liabilities	3,373	2,490
Total accrued liabilities	$8,248	$8,909